Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Advances to suppliers	$ 11,615	$ 9,347
Prepaid insurance	9,604	9,175
Other prepaid expenses	9,109	13,057
Sales commission to travel agencies (Note 1c)	9,108	7,729
Flight credits	5,812	4,368
Total	$ 45,248	$ 43,676